COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	2 Months Ended	6 Months Ended
	Sep. 10, 2021 USD ($) Building	Jun. 30, 2021 USD ($) Claim Building	Jun. 30, 2020 USD ($)
Purchase Commitment [Abstract]
Number of claims filed or outstanding | Claim		0
Number of new buildings | Building		2
Amount capitalized related to shipbuilding contracts		$ 11,800
Remaining commitments under contract		99,000
Payment for commitments		$ 865	$ 0
Subsequent Event [Member]
Purchase Commitment [Abstract]
Number of new buildings | Building	2
Payment for commitments	$ 11,000